Redeemable Convertible and Convertible Preferred Stock After Reorganization - Schedule of preferred shares and warrants for future issuance under equity incentive plan (Parenthetical) (Detail)	Dec. 18, 2019 $ / shares
Enterprise Junior Stock
Temporary Equity [Line Items]
Fair value per share of common stock	$ 5.43